Income Taxes - Schedule of Significant Components of the Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets:
Bad debts	$ 37	$ 1,817
Inventories	1,632	1,116
Accrued warranties	599	447
Accrued compensation	843	613
Contingent Consideration - TRA		4,654
Net operating loss	795	11,169
Disallowed interest		4,345
Other	124	589
Deferred Tax Assets	4,030	24,750
Valuation allowance	(208)	(253)
Deferred Tax Assets, net	3,822	24,497
Deferred Tax Liabilities:
Property, plant, and equipment	(1,093)	(1,217)
Intangible assets	(18,582)	(16,811)
Deferred Tax Liabilities	(19,675)	(18,028)
Deferred Tax Asset (Liability), net		$ 6,469
Deferred Tax Asset (Liability), net	$ (15,853)